Risk Management - Disclosure in tabular form of macroeconomic forecasts for the forthcoming financial year (Details)	12 Months Ended
Dec. 31, 2021
Basic scenario [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
GDP growth rate	3.00%
Personal consumption expenditures price index rate	3.60%
Consumer price index rate	2.00%
Upside scenario [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
GDP growth rate	3.22%
Personal consumption expenditures price index rate	4.01%
Consumer price index rate	2.10%
Downside scenario [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
GDP growth rate	2.60%
Personal consumption expenditures price index rate	2.85%
Consumer price index rate	1.82%